Revenue Recognition (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue Recognition
Performance obligations unstatisfied	$ 2,371,619	$ 1,610,473
Performance obligations satisfied		$ 0	$ 0